Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 70,213	$ 61,340	$ 69,183
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	38,951	32,511	34,356
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses.	5,385	5,057	9,907
Sundry charges
Disclosure of administrative expense [Line Items]
Administrative expenses.	5,291	5,003	8,915
Board of Directors' compensation
Disclosure of administrative expense [Line Items]
Administrative expenses.	4,433	4,415	2,223
Software licenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,765	3,063	0
Depreciation and amortization
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,409	2,428	1,998
Short-term and low-value lease
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,143	2,040	2,021
Subscriptions and quotes
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,669	1,416	1,469
Insurance
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,617	1,699	1,326
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses.	828	633	673
Canons and tributes
Disclosure of administrative expense [Line Items]
Administrative expenses.	824	398	541
Maintenance and repairs
Disclosure of administrative expense [Line Items]
Administrative expenses.	247	342	712
Other
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 2,651	$ 2,335	$ 5,042